Inventories (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Inventories
Finished products	[1]	R$ 160,519	R$ 160,318
Work in process		73,993	51,152
Raw materials		30,773	27,081
Imports in progress		347	1,681
Right to returned goods	[2]	818	2,131
Inventories		R$ 266,450	R$ 242,363

[1]	These amounts are net of slow-moving items and net realizable value.
[2]	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.